Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Issued capital [member]	Additional paid-in capital [member]	Other reserves [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	$ 564,285	$ 564,285	$ 15	$ 485,180	$ 764	$ 87,948	$ (9,622)	$ 0
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(572)	(1,856)					(1,856)	1,284
Profit (loss)	94,104	92,957				92,957		1,147
Dividends recognised as distributions to owners of parent	(103,329)	(103,329)				(103,329)
Increase (decrease) through share-based payment transactions, equity	(731)	(731)		0	731
Non-controlling Interests On Acquisition Of Subsidiaries	13,729							13,729
Noncontrolling Interest, Gross Obligations Under Put Option	(55,490)							55,490
Ending balance at Dec. 31, 2022	513,458	552,788	15	485,180	1,495	77,576	(11,478)	(39,330)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(992)	(533)					(533)	(459)
Issue of equity	(15,514)	15,514		(15,514)				0
Profit (loss)	120,815	118,400				118,400		2,415
Dividends recognised as distributions to owners of parent	(148,808)	(145,145)				(145,145)		3,663
Increase (decrease) through share-based payment transactions, equity	1,465	1,465			1,465
Capital Contributions By Non Controlling Interest	4,743							4,743
Non-controlling Interests On Acquisition Of Subsidiaries	(15,147)							(15,147)
Ending balance at Dec. 31, 2023	521,342	542,489	15	500,694	2,960	50,831	(12,011)	(21,147)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(50,445)	(56,206)					(56,206)	5,761
Issue of equity	(74,904)	74,904		(74,904)				0
Transfer to retained earnings	0			(48,359)		48,359
Profit (loss)	75,687	71,875				71,875		3,812
Dividends recognised as distributions to owners of parent	(139,127)	(132,383)				(132,383)		(6,744)
VBI gross obligation derecognized	(2,449)	(38,682)				38,682		(36,233)
Tria gross obligation recognized	(17,117)							(17,117)
Increase (decrease) through share-based payment transactions, equity	19,081	19,081			19,081
Capital Contributions By Non Controlling Interest	2,452							2,452
Non-controlling Interests On Acquisition Of Subsidiaries	(6,604)							(6,604)
Ending balance at Dec. 31, 2024	$ 490,932	$ 481,078	$ 15	$ 527,239	$ 22,041	$ 0	$ (68,217)	$ 9,854